Summary of Significant Accounting Policies - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
NuevaUnión
Disclosure of joint ventures [line items]
Ownership interest in joint venture		50.00%
Galore Creek Partnership
Disclosure of joint ventures [line items]
Ownership interest in joint operation		50.00%
Fort Hills Energy Limited Partnership
Disclosure of joint ventures [line items]
Ownership interest in joint operation		21.30%
Consideration for increased portion of ownership interest			$ 58
Fort Hills Energy Limited Partnership | Bottom of range
Disclosure of joint ventures [line items]
Ownership interest in joint operation			20.89%
Fort Hills Energy Limited Partnership | Top of range
Disclosure of joint ventures [line items]
Ownership interest in joint operation			21.30%
Antamina
Disclosure of joint ventures [line items]
Ownership interest in joint operation	22.50%	22.50%